Total Capital and Net Income (Loss) Per Common Unit - Additional Information - Common Units (Details) - USD ($) shares in Millions, $ in Millions	1 Months Ended	3 Months Ended	9 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2016
Limited Partners' Capital Account [Line Items]
Partners' Capital Account, Units, Sold in Public Offering		3.7	3.7
Proceeds from issuance of common limited partners units	$ 99.5	$ 21.4	$ 21.4
General partner's interest (percent)			2.00%
Offering Costs, Partnership Interests		$ 0.3	$ 0.3
Common Units [Member]
Limited Partners' Capital Account [Line Items]
Proceeds from equity offerings, net of offering costs (note 12), units	22.0
General Partner [Member]
Limited Partners' Capital Account [Line Items]
Partners' Capital Account, Units, Sold in Public Offering		0.4	0.4